SCHEDULE OF ADDITIONAL STOCK OPTIONS OUTSTANDING (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
IfrsStatementLineItems [Line Items]
Number of stock options outstanding	715,000	615,000	895,000
Weighted average remaining contractual life (years)	3 years 7 days	3 years 5 months 23 days
Weighted average exercise price, ending | $ / shares	$ 1.51	$ 1.41
Number of Options, Exercisable, Ending	642,500	612,500
Weighted average exercise price, Exercisable, ending | $ / shares	$ 1.44	$ 1.39
Number of Options, Outstanding, Ending	715,000	615,000
Stock Options One [Member]
IfrsStatementLineItems [Line Items]
Number of stock options outstanding	250,000	250,000
Weighted average remaining contractual life (years)	2 years 6 months	3 years 3 months
Weighted average exercise price, ending | $ / shares	$ 0.82	$ 0.82
Number of Options, Exercisable, Ending	250,000	250,000
Weighted average exercise price, Exercisable, ending | $ / shares	$ 0.82	$ 0.82
Number of Options, Outstanding, Ending	250,000	250,000
Stock Options Two [Member]
IfrsStatementLineItems [Line Items]
Number of stock options outstanding	240,000	240,000
Weighted average remaining contractual life (years)	2 years 9 months	3 years 6 months
Weighted average exercise price, ending | $ / shares	$ 1.22	$ 1.22
Number of Options, Exercisable, Ending	240,000	240,000
Weighted average exercise price, Exercisable, ending | $ / shares	$ 1.22	$ 1.22
Number of Options, Outstanding, Ending	240,000	240,000
Stock Options Three [Member]
IfrsStatementLineItems [Line Items]
Number of stock options outstanding	115,000	115,000
Weighted average remaining contractual life (years)	3 years 29 days	3 years 9 months 29 days
Weighted average exercise price, ending | $ / shares	$ 2.65	$ 2.65
Number of Options, Exercisable, Ending	115,000	115,000
Weighted average exercise price, Exercisable, ending | $ / shares	$ 2.65	$ 2.65
Number of Options, Outstanding, Ending	115,000	115,000
Stock Options Four [Member]
IfrsStatementLineItems [Line Items]
Number of stock options outstanding	10,000	10,000
Weighted average remaining contractual life (years)	3 years 9 months	4 years 6 months
Weighted average exercise price, ending | $ / shares	$ 6.20	$ 6.20
Number of Options, Exercisable, Ending	10,000	7,500
Weighted average exercise price, Exercisable, ending | $ / shares	$ 6.20	$ 6.20
Number of Options, Outstanding, Ending	10,000	10,000
Stock Options Five [Member]
IfrsStatementLineItems [Line Items]
Number of stock options outstanding	10,000
Weighted average remaining contractual life (years)	4 years 6 months 29 days
Weighted average exercise price, ending | $ / shares	$ 3.82
Number of Options, Exercisable, Ending	5,000
Weighted average exercise price, Exercisable, ending | $ / shares	$ 3.82
Number of Options, Outstanding, Ending	10,000
Stock Options Six [Member]
IfrsStatementLineItems [Line Items]
Number of stock options outstanding	90,000
Weighted average remaining contractual life (years)	4 years 9 months 29 days
Weighted average exercise price, ending | $ / shares	$ 1.93
Number of Options, Exercisable, Ending	22,500
Weighted average exercise price, Exercisable, ending | $ / shares	$ 1.93
Number of Options, Outstanding, Ending	90,000